Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2020	Jun. 30, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deferred tax assets not brought to account	$ 75.0	$ 65.6